6. EQUITY TRANSACTIONS (Details - Options exercisable) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Stock Option One [Member]
Range of Exercise Prices, minimum	$ 0.08
Range of Exercise Prices, maximum	$ 0.11
Stock options outstanding	6,704,714
Weighted Average Remaining Life (Years)	9 years 8 months 5 days
Outstanding Weighted Average Exercise Price	$ 0.09
Stock options exercisable	3,204,714
Stock options exercisable Weighted Average Exercise Price	$ 0.08
Stock Option Two [Member]
Range of Exercise Prices, minimum	$ 0.21
Range of Exercise Prices, maximum	$ 0.25
Stock options outstanding	11,207,143
Weighted Average Remaining Life (Years)	4 years 3 months 11 days
Outstanding Weighted Average Exercise Price	$ 0.24
Stock options exercisable	11,061,299
Stock options exercisable Weighted Average Exercise Price	$ 0.24
Stock Option Three [Member]
Range of Exercise Prices, minimum	$ 0.36
Range of Exercise Prices, maximum	$ 0.41
Stock options outstanding	8,221,550
Weighted Average Remaining Life (Years)	2 years 8 months 5 days
Outstanding Weighted Average Exercise Price	$ 0.38
Stock options exercisable	8,221,550
Stock options exercisable Weighted Average Exercise Price	$ 0.38
Stock Options
Stock options outstanding	26,133,407	21,095,798	19,428,693
Outstanding Weighted Average Exercise Price	$ 0.25	$ 0.28	$ 0.31
Stock options exercisable	22,487,563	19,141,625
Stock options exercisable Weighted Average Exercise Price	$ 0.27	$ 0.29